UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2002

Check here if Amendment [  ]; Amendment Number: ____
  This Amendment (Check only one.): [  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Seth Tobias
Address:     153 East 53rd Street
             Suite 5501
             New York, NY 10022

Form 13F File Number: 28-________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Seth Tobias
Title:       Manager
Phone:       212-521-5050

Signature, Place, and Date of Signing:

       /s/ S. Tobias                    New York, NY             2/12/03
        [Signature]                     [City, State]            [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Report Summary:

Number of Other Included Managers:                       0

Form 13F Information Table Entry Total:                 70

Form 13F Information Table Value Total:           $131,000
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

Pinnacle Capital Management, LLC

                                SETH TOBIAS, MANAGER
                         DISCRETIONARY OWNERSHIP FOR 13F
                            AS OF DATE: December 31, 2002

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
                                                              FORM 13F-HR
                                                         QTR Ending 9/30/02

         COLUMN 1              COLUMN 2     COLUMN 3   COLUMN 4       COLUMN 5           COLUMN 6     COL 7         COLUMN 8
--------------------------- -------------  ---------- -----------  ------------------   -------------   -----     --------------
                                                          VALUE       SHRS Of            INV. DISCR.             VOT AUTHOR.
     NAME OF ISSUER        TITLE OF CLASS    CUSIP      (x$1000)      PRN AMT           SOLE      SHRD OTH MGR SOLE   SHRD  NONE
                                                                                   PRICE 12/31/02
American International Grp.         COMMON    026874107      578       10000      57.85             10000              10000
AMR Corp.                           COMMON    001765106      990      150000       6.6    x                     x
AOL Time Warner                     COMMON    00184A105      131       10000      13.1              10000               10000
Abercrombe & Fitch                  COMMON    002896207     2306      112700      20.46   x                     x
Air Products & Chemicals            COMMON    009158106      641       15000      42.75             15000               15000
Applied Materials Inc.              OTC IS    038222105     1954      150000      13.03   x                     x
AT&T Wireless                       COMMON    00209A106     3107      550000       5.65   500000    50000       500000  50000
BankAmerica Corp.                   COMMON    060505104     6957      100000      69.57   x                     x
Boise Cascade Corp.                 COMMON    097383103      504       20000      25.22             20000               20000
Best Buy Company Inc.               COMMON    086516101     1872       77500      24.15   50000     27500       50000   27500
Baker Hughes Inc.                   COMMON    057224107      805       25000      32.19             25000               25000
BP PLC ADR                          COMMON    055622104     1016       25000      40.65   x                     x
Bay View Capital Corp.              COMMON    07262L101     2587      450000       5.75   x                     x
Citigroup                           COMMON    172967101      616       17500      35.19             17500               17500
Continental Airlines Inc.           COMMON    247361108     1265      174500       7.25   x                     x
Clorox Co.                          COMMON    189054109      825       20000      41.25             20000               20000
CSX Corp.                           COMMON    126408103      283       10000      28.31             10000               10000
Delta Air Lines Inc.                COMMON    247361108      907       75000      12.1    x                     x
Danaher Corp.                       COMMON    235851102      328        5000       6.7               5000               5000
Dell Computer Corp.                 OTC IS    247025109      668       25000      26.74             25000               25000
Entrust Technologies Inc.           OTC IS    293848107     1109      330000       3.36   x                     x
Echostar Communications             OTC IS    278762109     2226      100000      22.26   x                     x
EMC corp.                           COMMON    268648102     1228      200000       6.14   x                     x
Ensco International Inc.            COMMON    26874Q100      294       10000      29.45             10000               10000
Enterprise Products Ptr. LP         COMMON    293792107      291       15000      19.4              15000               15000
Fannie Mae                          COMMON    313586109     4503       70000      64.33   x                     x
Federal Express Corp.               COMMON    31428x106     3307       61000      54.22   x                     x
Federated Department Store          COMMON    31410H101      575       20000      28.76             20000               20000
Foot Locker Inc.                    COMMON    344849104     1879      179000      10.5    x                     x
Fox Entertainment Group             COMMON    35138T107     2593      100000      25.93   x                     x
GAP Inc.                            COMMON    364760108     2250      145000      15.52   125000    20000       125000  20000
General Electric Co.                COMMON    369604103      243       10000      24.35             10000               10000
Grey Wolf Inc      .                COMMON    397888108      299       75000       3.99             75000               75000
Halliburton Co.                     COMMON    406216101     4023      215000      18.71   200000    15000       200000  15000
Harris Corp.                        COMMON    413875105     1315       50000      26.3    x                     x
Integrated Circuit Systems          OTC IS    45811K208      730       40000      18.25   x                     x
Ingersoll Rand Co                   COMMON    G4776G101      861       20000      43.06             20000               20000
Intel Corp.                         OTC IS    458140100     1557      100000      15.57   x                     x
International Business Machines C   COMMON    459200101     3875       50000      77.5    x                     x
Kerr McGee Corp.                    COMMON    492386107     2215       50000      44.3    x                     x
Lear Seating Corp.                  COMMON    521865105     1830       55000      33.28   40000     15000       40000   15000
Lehman Brothers Holdings            COMMON    524908100     3943       74000      53.29   x                     x
Merrill Lynch & Co.                 COMMON    590188108     1897       50000      37.95   x                     x
Masco Corp.                         COMMON    574599106      631       30000      21.05             30000               30000
McDonalds Corp.                     COMMON    580135101     5708      355000      16.08   250,000  105000       250000  105000
Microsoft Corp.                     OTC IS    594918104     1292       25000      51.7              25000               25000
Nabors Industries Ltd.              COMMON    G6359F103     1763       50000      35.27   x                     x
Northrop Grumman Corp               COMMON    666807102      970       10000      97                10000               10000
Nextel Communications Inc.       Preferred    65332V863     1325        4000     331.25   x                     x
Northwest Airlines Corp. CL A       OTC IS    667280101      866      118000       7.34   x                     x       25000
Pharmacia Corp.                     COMMON    71713U102     3135       75000      41.8    x                     x
Pfizer Inc.                         COMMON    717081103      764       25000      30.57             25000               25000
Praxair Inc.                        COMMON    74005P104      924       16000      57.77             16000               16000
Prudential Financial Inc.           COMMON    744320102     3174      100000      31.74   x                     x
RF Micro Devices inc.               OTC IS    749941100      733      100000       7.33   x                     x
Raytheon Co.                        COMMON    755111507      615       20000      30.75             20000               20000
S&P depository reciepts             COMMON    78462F103    22057      250000      88.23   x                     x
Synaptics Inc                       OTC IS    87157D109      114       15000       7.6    x                     x
Taiwan Semiconductor Mfg.           COMMON    874039100      352       50000       7.05   x                     x
Talk Visual Corp.                   OTC IS    874266109        2      200000       0.011           200000               200000
Talbots Inc.                        COMMON    874161102      636       23100      27.53             23100               23100
Tidewater Inc.                      COMMON    886423102      466       15000      31.1              15000               15000
Textron Inc.                        COMMON    883203101      645       15000      42.99             15000               15000
Tripath Technology Inc.             OTC IS    89672P104      138      491200       0.28   x                     x
TYCO International Ltd.             COMMON    902124106     7379      432000      17.08   400000    32000       400000  32000
Veritas Software Inc.               OTC IS    923436109      781       50000      15.62   x                     x
Wal-Mart Stores Inc.                COMMON    931142103     1010       20000      50.51             20000               20000
Weatherford International           COMMON    G95089101      399       10000      39.93             10000               10000
Wendys International                COMMON    950590109     2978      110000      27.07   100000    10000       100000  10000
Yellow Corp.                        OTC IS    985509108      504       20000      25.19             20000               20000
                                                          131000


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